Cash Flow Information - Schedule of Liabilities Arising From Financing Activities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 986,358.9	$ 890,777.9	$ 755,808.4
Financing Cash Flow	26,020.2	92,884.7	81,331.8
Non-cash changes Foreign Exchange Movement	33,646.2	(62.2)	41,948.3
Non-cash changes Lease modifications	3,286.6	2,002.8	11,713.4
Non-cash changes Other Changes	779.2	755.7	(24.0)
Ending Balance	1,050,091.1	986,358.9	890,777.9
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		0.0	114,921.3
Financing Cash Flow			(111,960.0)
Non-cash changes Foreign Exchange Movement			(2,372.0)
Non-cash changes Lease modifications			0.0
Non-cash changes Other Changes			(589.3)
Ending Balance			0.0
Hedging financial liabilities bank loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	27,290.4	0.0
Financing Cash Flow	(26,496.6)	27,908.6
Non-cash changes Foreign Exchange Movement	(793.8)	(618.2)
Non-cash changes Lease modifications	0.0	0.0
Non-cash changes Other Changes	0.0	0.0
Ending Balance	0.0	27,290.4	0.0
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	920,897.5	852,436.4	614,470.6
Financing Cash Flow	27,264.3	67,511.3	193,479.3
Non-cash changes Foreign Exchange Movement	35,202.9	587.7	44,183.1
Non-cash changes Lease modifications	0.0	0.0	0.0
Non-cash changes Other Changes	387.8	362.1	303.4
Ending Balance	983,752.5	920,897.5	852,436.4
Long-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	6,678.6	5,973.9	3,475.8
Financing Cash Flow	28,601.4	693.1	2,503.3
Non-cash changes Foreign Exchange Movement	(763.7)	0.0	0.0
Non-cash changes Lease modifications	0.0	0.0	0.0
Non-cash changes Other Changes	18.0	11.6	(5.2)
Ending Balance	34,534.3	6,678.6	5,973.9
Lease Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	31,492.4	32,367.6	22,940.7
Financing Cash Flow	(3,348.9)	(3,228.3)	(2,690.8)
Non-cash changes Foreign Exchange Movement	0.8	(31.7)	137.2
Non-cash changes Lease modifications	3,286.6	2,002.8	11,713.4
Non-cash changes Other Changes	373.4	382.0	267.1
Ending Balance	$ 31,804.3	$ 31,492.4	$ 32,367.6